UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                                 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2005
                                                        --------------

             Check here if Amendment [ ]; Amendment Number: ______

                       This Amendment (Check only one.):


                              [ ] is a restatement.

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:                  Burgundy Asset Management Ltd
Address:               181 Bay Street, Suite 4510
                       Bay Wellington Tower, BCE Place
                       Toronto, Ontario   M5J 2T3

Form 13F File Number:  28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James Meadows
Title:   Vice President
Phone:   (416) 868-3570

                     Signature, Place, and Date of Signing:

                           Toronto, Ontario Canada               May 6, 2005
---------------            -----------------------               -----------
  [Signature]                  [City, State]                       [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
28-__________________      ________________________________________________


[Repeat as necessary.]


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:       82

Form 13F Information Table Value Total:       1,794,280
                                              ----------------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

FORM 13F INFORMATION TABLE - MARCH 31, 2005


                                                                             Market
Name of Issuer                               Title of Class      Cusip        Value     Total       Investment   Other     Voting
                                                                            (X$1000)    Shares       Discretion Managers Authority

Abercrombie & Fitch Co.                      CL A             002896 20 7     37405      653480  SH    SOLE              653480
Ace Cash Express Inc.                        COM              004403 10 1     17656      776100  SH    SOLE              776100
Affiliated Computer Services Inc.            CL A             008190 10 0     52616      988280  SH    SOLE              988280
Altria Group Inc.                            COM              02209S103       54185      828649  SH    SOLE              828649
Apria Healthcare Group Inc.                  COM              037933 10 8     23989      747330  SH    SOLE              747330
AutoNation Inc.                              COM              05329W102          55        2880  SH    SOLE                2880
Belo Corp                                    COM SER A        080555 10 5        44        1835  SH    SOLE                1835
Berkshire Hathaway Inc.                      CL A             084670 10 8     34104         392  SH    SOLE                 392
Berkshire Hathaway Inc.                      CL B             084670 20 7       837         293  SH    SOLE                 293
BioScrip Inc.                                COM              09069N108       12526     2077220  SH    SOLE             2077220
Boston Scientific Corp.                      COM              101137 10 7     16663      568900  SH    SOLE              568900
Briggs & Stratton Corporation                COM              109043 10 9     24415      670550  SH    SOLE              670550
CEC Entertainment Inc.                       COM              125137 10 9     16146      441150  SH    SOLE              441150
Cardinal Health Inc.                         COM              14149Y108       69912     1252910  SH    SOLE             1252910
Chattem Inc.                                 COM              162456 10 7     22678      509970  SH    SOLE              509970
CINTAS CORP                                  COM              172908 10 5       198        4800  SH    SOLE                4800
COMCAST CORP                                 CL A SPL         20030N200           0           2  SH    SOLE                   2
Corinthian Colleges Inc.                     COM              218868 10 7     25298     1609260  SH    SOLE             1609260
Dentsply International Inc.                  COM              249030 10 7     25799      474164  SH    SOLE              474164
Digital Theater Systems Inc.                 COM              25389G102       26202     1446852  SH    SOLE             1446852
Dollar Financial Corp.                       COM              256664 10 3      3813      321000  SH    SOLE              321000
E*Trade Financial Corp.                      COM              269246 10 4        31        2590  SH    SOLE                2590
Federated Investors Inc.                     CL B             314211 10 3        48        1700  SH    SOLE                1700
Fidelity National Financial, Inc.            COM              316326 10 7        38        1140  SH    SOLE                1140
First Data Corporation                       COM              319963 10 4     41169     1047292  SH    SOLE             1047292
Furniture Brands International Inc.          COM              360921 10 0     26158     1199370  SH    SOLE             1199370
Arthur J. Gallagher & Co.                    COM              363576 10 9      7052      244870  SH    SOLE              244870
Gannett Co., Inc.                            COM              364730 10 1     24643      311625  SH    SOLE              311625
Global Imaging Systems, Inc.                 COM              37934A100       36287     1023330  SH    SOLE             1023330
Golden West Financial Corporation            COM              381317 10 6     48793      806500  SH    SOLE              806500
Gray Television Inc.                         COM              389375 10 6      8417      581710  SH    SOLE              581710
Guidant Corporation                          COM              401698 10 5     30610      414204  SH    SOLE              414204
HCC Insurance Holdings Inc.                  COM              404132 10 2     32477      898150  SH    SOLE              898150
Hilb Rogal & Hobbs Company                   COM              431294 10 7     35521      992200  SH    SOLE              992200
Home Depot Inc.                              COM              437076 10 2     38127      997044  SH    SOLE              997044
IVCI Corp.                                   CL B             450704 10 1         0       10000  SH    SOLE               10000
infoUSA Inc.                                 COM              456818 30 1     28109     2674524  SH    SOLE             2674524
Interactive Data Corporation                 COM              45840J107       45407     2188300  SH    SOLE             2188300
International Speedway Corporation           CL A             460335 20 1     11916      219654  SH    SOLE              219654
Interpublic Group of Cos Inc.                COM              460690 10 0     43236     3520870  SH    SOLE             3520870
Jackson Hewitt Tax Service Inc.              COM              468202 10 6     19568      935380  SH    SOLE              935380
Johnson & Johnson                            COM              478160 10 4     49166      732066  SH    SOLE              732066
K-Swiss Inc.                                 CL A             482686 10 2     32545      985324  SH    SOLE              985324
KRAFT FOODS INC.                             CL A             50075N104          33        1000  SH    SOLE                1000
Laboratory Corporation of America Holdings   COM NEW          50540R409          49        1015  SH    SOLE                1015
Liberty Media Corporation                    COM SER A        530718 10 5     38192     3682963  SH    SOLE             3682963
Liz Claiborne, Inc.                          COM              539320 10 1        29         730  SH    SOLE                 730
M&T Bank Corporation                         COM              55261F104       33255      325834  SH    SOLE              325834
Macrovision  Corporation                     COM              555904 10 1     17566      770785  SH    SOLE              770785
Marsh & McLennan Companies Inc.              COM              571748 10 2     83156     2733610  SH    SOLE             2733610
McDonald's Corporation                       COM              580135 10 1     27159      872150  SH    SOLE              872150
Medtronic Inc.                               COM              585055 10 6       372        7300  SH    SOLE                7300
Merck & Co., Inc.                            COM              589331 10 7      2143       66200  SH    SOLE               66200
MERIT MEDICAL SYSTEMS INC                    COM              589889 10 4     18624     1553300  SH    SOLE             1553300
NBTY Inc.                                    COM              628782 10 4     34353     1369175  SH    SOLE             1369175
Nokia Corp., ADR                             SPONSORED ADR    654902 20 4      5496      356200  SH    SOLE              356200
NU Skin Enterprises Inc.                     CL A             67018T105       22599     1003960  SH    SOLE             1003960
Nutraceutical International Corporation      COM              67060Y101       16637     1048990  SH    SOLE             1048990
OmniVision Technologies Inc.                 COM              682128 10 3     22133     1460905  SH    SOLE             1460905
Paychex Inc.                                 COM              704326 10 7       128        3902  SH    SOLE                3902
Pfizer Inc.                                  COM              717081 10 3     71413     2718427  SH    SOLE             2718427
Price T. Rowe Group                          COM              74144T108          56         950  SH    SOLE                 950
Priority Healthcare Corporation              CL B             74264T102       17995      831930  SH    SOLE              831930
Quest Diagnostics Incorporated               COM              74834L100       27066      257450  SH    SOLE              257450
RC2 Corporation                              COM              749388 10 4     45096     1326360  SH    SOLE             1326360
RLI Corp.                                    COM              749607 10 7     17111      412805  SH    SOLE              412805
Renal Care Group Inc.                        COM              759930 10 0     26529      699230  SH    SOLE              699230
Rent-A-Center Inc.                           COM              76009N100          33        1220  SH    SOLE                1220
Rewards Network Inc.                         COM              761557 10 7      9593     2305900  SH    SOLE             2305900
Safenet Inc.                                 COM              78645R107       22047      752200  SH    SOLE              752200
School Specialty Inc.                        COM              807863 10 5     20693      528433  SH    SOLE              528433
E.W. Scripps Company                         CL A             811054 20 4     25407      521168  SH    SOLE              521168
Select Comfort Corporation                   COM              81616X103       16159      790580  SH    SOLE              790580
Stratasys, Inc.                              COM              862685 10 4     19851      700700  SH    SOLE              700700
SunGard Data Systems Inc.                    COM              867363 10 3        57        1650  SH    SOLE                1650
Tempur-Pedic International Inc.              COM              88023U101       12968      694970  SH    SOLE              694970
Time Warner Inc.                             COM              887317 10 5     44106     2513134  SH    SOLE             2513134
UST INC.                                     COM              902911 10 6       414        8000  SH    SOLE                8000
United Auto Group Inc.                       COM              909440 10 9     21938      788300  SH    SOLE              788300
Wendy's International Inc.                   COM              950590 10 9        62        1580  SH    SOLE                1580
Wright Express Corp.                         COM              98233Q105       13093      765690  SH    SOLE              765690
Yankee Candle Company Inc.                   COM              984757 10 4     36806     1161075  SH    SOLE             1161075

                                                                            1,794,280.07
